Activity Related to Group's Unrecognized Tax Benefits (Detail)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Beginning Balance	44,451,522	14,758,798	$ 7,637,111
Increases related to current year tax positions	3,128,445	29,692,724
Ending Balance	47,579,967	44,451,522	$ 7,637,111